Organization and Nature of Business	12 Months Ended
Dec. 31, 2023
Organization and Nature of Business [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (the “Company”) was formed under the laws of the State of Delaware on January 22, 2013. The Company is an acquisition holding company, focused on acquiring and managing a group of small and middle-market businesses in a variety of different industries headquartered in North America. As of December 31, 2023, the Company is a controlling owner of six business (“subsidiaries”), within four reportable operating that are strategic business units that offer different products and services. The subsidiaries’ business operations are managed by 1847 Partners LLC, a Delaware limited liability Company (the “Manager”), pursuant to a management services agreement between the Company and the Manager (see Note 15).

On May 28, 2020, the Company’s subsidiary 1847 Asien Inc., a Delaware corporation (“1847 Asien”), acquired Asien’s Appliance, Inc., a California corporation (“Asien’s”). Asien’s has been in business since 1948 serving the North Bay area of Sonoma County, California. It provides a wide variety of appliance services, including sales, delivery/installation, in-home service and repair, extended warranties, and financing. The Company owns 95% of 1847 Asien, with the remaining 5% held by a third-party, and 1847 Asien owns 100% of Asien’s.

On September 30, 2020, the Company’s subsidiary 1847 Cabinet Inc., a Delaware corporation (“1847 Cabinet”), acquired Kyle’s Custom Wood Shop, Inc., an Idaho corporation (“Kyle’s”). Kyle’s is a leading custom cabinetry maker since 1976 in Boise, Idaho and the surrounding area. The Company owns 92.5% of 1847 Cabinet, with the remaining 7.5% held by a third-party, and 1847 Cabinet owns 100% of Kyle’s.

On March 30, 2021, the Company’s subsidiary 1847 Wolo Inc., a Delaware corporation (“1847 Wolo”), acquired Wolo Mfg. Corp., a New York corporation, and Wolo Industrial Horn & Signal, Inc., a New York corporation (collectively referred to as “Wolo”). Headquartered in Deer Park, New York and founded in 1965, Wolo designs and sells horn and safety products for cars, trucks, industrial equipment and emergency vehicles. The Company owns 92.5% of 1847 Wolo, with the remaining 7.5% held by a third-party, and 1847 Wolo owns 100% of Wolo Mfg and Wolo H&S.

On October 8, 2021, the Company’s subsidiary 1847 Cabinet acquired High Mountain Door & Trim Inc., a Nevada corporation (“High Mountain”), and Sierra Homes, LLC d/b/a Innovative Cabinets & Design, a Nevada limited liability company (“Innovative Cabinets”). Headquartered in Reno, Nevada and founded in 2014, High Mountain specializes in all aspects of finished carpentry products and services. Headquartered in Reno, Nevada and founded in 2008, Innovative Cabinets specializes in custom cabinetry and countertops. On April 1, 2022, 1847 Cabinet transferred all of its shares of High Mountain to Innovative Cabinets, as a result of which Innovative Cabinets now owns 92.5% of High Mountain, with the remaining 7.5% held by a third-party.

On February 9, 2023, the Company’s subsidiary, 1847 ICU Holdings Inc., a Delaware corporation (“1847 ICU”), acquired ICU Eyewear Holdings, Inc., a California corporation, and its subsidiary ICU Eyewear, Inc., a California corporation (collectively referred to as “ICU Eyewear”). Headquartered in Hollister, California and founded in 1956, ICU Eyewear specializes in the sale and distribution of reading eyewear and sunglasses, blue light blocking eyewear, sun readers, and other outdoor specialty sunglasses, as well as personal protective equipment, including face masks and other select health and personal care items. The Company owns 100% of 1847 ICU and 1847 ICU owns 100% of ICU Eyewear (see Note 3).

Liquidity and Going Concern Assessment

Management assesses liquidity and going concern uncertainty in the Company’s consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the financial statements are issued, which is referred to as the “look-forward period,” as defined in generally accepted accounting principles in the United States of America (“GAAP”). As part of this assessment, based on conditions that are known and reasonably knowable to management, management considered various scenarios, forecasts, projections, estimates and made certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, management made certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

As of December 31, 2023, the Company had cash and cash equivalents of $766,414 and total working capital deficit of $9,424,591. For the year ended December 31, 2023, the Company incurred an operating loss of $19,935,143 and used cash flows in operating activities of $7,540,293.

The Company has generated operating losses since its inception and has relied on cash on hand, sales of securities, external bank lines of credit, and issuance of third-party and related party debt to support cashflows from operations. The Company expects that within the next twelve months, it will not have sufficient cash and other resources on hand to sustain its current operations or meet its obligations as they become due unless it obtain additional financing. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

An assessment was performed to determine whether there were conditions or events that, considered in the aggregate, raised substantial doubt about the Company’s ability to continue as a going concern within one year after the consolidated financial statements are issued. Initially, this assessment did not consider the potential mitigating effect of management’s plans that had not been fully implemented. Based on this assessment, substantial doubt exists regarding the Company’s ability to continue as a going concern.

Management plans to address these concerns by securing additional financing through debt and equity offerings. Management assessed the mitigating effect of its plans to determine if it is probable that the plans would be effectively implemented within one year after the consolidated financial statements are issued and when implemented, would mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern. These plans are subject to market conditions and reliance on third parties, and there is no assurance that effective implementation of the Company’s plans will result in the necessary funding to continue current operations and satisfy current debt obligations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern beyond one year from the date the consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.